II. ACCOUNTING POLICIES (Details Textual) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 31, 2025 USD ($) Subsidiaries $ / shares shares	Dec. 31, 2025 USD ($) Subsidiaries $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2017	May 06, 2025 $ / shares shares	Jul. 03, 2023 shares	Jul. 03, 2023 $ / shares	Jul. 03, 2023	Jul. 03, 2023 Officers	Jul. 03, 2023 Directors	Jul. 03, 2023 d
Disclosure of associates [line items]
Minimum applicable tax rate		15.00%
Number of subsidiaries acquired | Subsidiaries	2	2
Forecast period of revenue projections		3 years
Number of major business segments	1	1
Total intangible assets and goodwill	$ 1,357,116	$ 1,357,116	$ 1,357,749	$ 1,377,110
Research and development expense		$ 64,200	$ 74,200	$ 60,000
Number of shares authorised (in shares) | shares	2,500,000,000	2,500,000,000	2,500,000,000	2,500,000,000
Par value per share (in dollars per share) | $ / shares	$ 1	$ 1	$ 1	$ 1		$ 1
Total number of shares issued (in shares) | shares	1,071,994,930	1,071,994,930	1,162,757,528	1,180,536,830		1,162,757,528
Number of votes, per share	1	1	1	1
Employee benefits, unit vesting period (Year)					4 years
Employee benefits, company redemption period (Year)		7 years			10 years
Employee benefits, early redemption period (Year)					7 years
Dilutive effect of share options on number of ordinary shares (in shares) | shares		0
Maximum period of lease term of short term leases		12 months
Forecast period of cash flow projections		5 years
Nominal growth rate	2.00%	2.00%
Maximum maturity period of fair value through other comprehensive income instruments for short-term nature		12 months
Other current benefits	$ 377,088	$ 377,088	$ 585,775
Pillar two legislation description	Tenaris applies the IAS 12 exception regarding the recognition and disclosure of deferred tax assets and liabilities related to Pillar Two income taxes.	Tenaris applies the exception regarding the recognition and disclosure of deferred tax assets and liabilities related to Pillar Two income taxes
Employee retention and long-term incentive program (“the Program”) [Member]
Disclosure of associates [line items]
Carrying value of units granted	$ 181,000	$ 181,000	175,000
Other current Non-current benefits	154,400	154,400	148,000
Other current benefits	50,700	50,700	46,800
Information system projects [member]
Disclosure of associates [line items]
Total intangible assets and goodwill	104,478	104,478	97,106	$ 72,165
Licenses, patents, trademarks, and proprietary technology [member]
Disclosure of associates [line items]
Total intangible assets and goodwill	86,700	86,700	86,700	86,700
Customer-related intangible assets [member]
Disclosure of associates [line items]
Total intangible assets and goodwill			$ 11,328	$ 47,906
Customer-related intangible assets [member] | Maverick Tube Corporation [member]
Disclosure of associates [line items]
Intangible assets other than goodwill, useful life (Year)		14 years
Customer-related intangible assets [member] | Hydrill Company [member]
Disclosure of associates [line items]
Intangible assets other than goodwill, useful life (Year)		10 years
Customer-related intangible assets [member] | SAUDI STEEL PIPE CO. and subsidiaries [Member]
Disclosure of associates [line items]
Intangible assets other than goodwill, useful life (Year)		9 years
Customer-related intangible assets [member] | Ipsco Tubulars Inc [Member]
Disclosure of associates [line items]
Intangible assets other than goodwill, useful life (Year)		3 years
Customer-related intangible assets [member] | Mattrs Pipe Coating Business Unit [Member]
Disclosure of associates [line items]
Intangible assets other than goodwill, useful life (Year)		4 months
Top of range [member]
Disclosure of associates [line items]
Percentage of voting rights held in unconsolidated entities	50.00%	50.00%
Top of range [member] | Information system projects [member]
Disclosure of associates [line items]
Intangible assets other than goodwill, useful life (Year)		3 years
Top of range [member] | Licenses, patents, trademarks, and proprietary technology [member]
Disclosure of associates [line items]
Finite-lived intangible asset, residual useful life (Year)		30 years
Bottom of range [member]
Disclosure of associates [line items]
Percentage of voting rights held in unconsolidated entities	20.00%	20.00%
Bottom of range [member] | Licenses, patents, trademarks, and proprietary technology [member]
Disclosure of associates [line items]
Finite-lived intangible asset, residual useful life (Year)		3 years
Bottom of range [member] | Customer-related intangible assets [member] | SAUDI STEEL PIPE CO. and subsidiaries [Member]
Disclosure of associates [line items]
Intangible assets other than goodwill, useful life (Year)		7 years
Usiminas [member] | The new SHA [member]
Disclosure of associates [line items]
Shares bound to SHA (in shares) | shares	483,600,000	483,600,000
Percent of company voting capital	68.60%	68.60%
T/T Group [member]
Disclosure of associates [line items]
Percent of company voting capital	92.90%	92.90%
T/T Group [member] | The new SHA [member]
Disclosure of associates [line items]
Percent of company voting capital	61.30%	61.30%
Ternium entitites [member] | The new SHA [member]
Disclosure of associates [line items]
Percent of company voting capital	51.50%	51.50%
Confab [member] | The new SHA [member]
Disclosure of associates [line items]
Percent of company voting capital	9.80%	9.80%
NSSMC [member] | The new SHA [member]
Disclosure of associates [line items]
Percent of company voting capital	31.70%	31.70%
Previdencia Usiminas [member] | The new SHA [member]
Disclosure of associates [line items]
Percent of company voting capital	7.10%	7.10%
Tenaris [member]
Disclosure of associates [line items]
Percent of company voting capital	50.00%	50.00%
Preference shares [member] | Usiminas [member]
Disclosure of associates [line items]
Number of shares subscribed to (in shares) | shares	1,300,000	1,300,000
Ordinary shares [member] | Usiminas [member]
Disclosure of associates [line items]
Number of shares subscribed to (in shares) | shares	47,500,000	47,500,000
Usiminas [member]
Disclosure of associates [line items]
Proportion of voting rights held in associate		6.76%	6.76%
Ternium S.A. [member]
Disclosure of associates [line items]
Proportion of voting rights held in associate		11.70%	11.70%
Percentage of Outstanding Shares in Associate	11.70%	11.70%
Major purchases of assets [member] | Usiminas [member] | The new SHA [member]
Disclosure of associates [line items]
Majority percentage of control group shares									55.00%
Major purchases of assets [member] | Usiminas [member] | T/T Group [member] | The new SHA [member]
Disclosure of associates [line items]
Number of Board members can be appointed through the shareholders agreement | Officers										4
Major purchases of assets [member] | Usiminas [member] | Tenaris [member] | The new SHA [member]
Disclosure of associates [line items]
Number of Board members can be appointed through the shareholders agreement										1	1
Major purchases of assets [member] | Usiminas [member] | Ordinary shares [member] | T/T Group [member] | The new SHA [member]
Disclosure of associates [line items]
Thresold number of trading days immediately prior to date of exercising option | d												40
Major purchases of assets [member] | Usiminas [member] | Ordinary shares [member] | T/T Group [member] | The new SHA [member] | From two years anniversary right to buy [Member]
Disclosure of associates [line items]
Shares subscribed to, price per share (in BRL per share) | $ / shares								$ 2.0584
Major purchases of assets [member] | Usiminas [member] | Ordinary shares [member] | NSSMC [member] | The new SHA [member]
Disclosure of associates [line items]
Number of trading days to calculate moving average share price | d												40
Major purchases of assets [member] | Usiminas [member] | Ordinary shares [member] | NSSMC [member] | The new SHA [member] | From two years anniversary right to buy [Member]
Disclosure of associates [line items]
Number of shares right purchase under agreement | shares							153,100,000
Major purchases of assets [member] | Usiminas [member] | Ordinary shares [member] | NSSMC [member] | The new SHA [member] | From two years anniversary right to sell [Member]
Disclosure of associates [line items]
Shares subscribed to, price per share (in BRL per share) | $ / shares								$ 2.0584